Finance leases	12 Months Ended
Dec. 31, 2018
Finance leases
Finance leases

The notes included in this section focus on assets that are held at amortised cost arising from the Barclays Group’s retail and wholesale lending including loans and advances and deposits at amortised cost and finance leases. Details regarding the Barclays Group’s liquidity and capital position can be found on pages [xx] to [xx].

20 Finance leases

Accounting for finance leases

The Barclays Group applies IAS 17 Leases in accounting for finance leases, both where it is the lessor or the lessee. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. Where the Barclays Group is the lessor, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease. Where the Barclays Group is the lessee, the leased asset is recognised in property, plant and equipment and a finance lease liability is recognised, representing the minimum lease payments payable under the lease, discounted at the rate of interest implicit in the lease.

Interest income or expense is recognised in interest receivable or payable, allocated to accounting periods to reflect a constant periodic rate of return.

Finance lease receivables

Finance lease receivables are included within loans and advances at amortised cost. The Barclays Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business customers.

	2018				2017
	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1,333	(110)	1,223	86	1,130	(91)	1,039	69
Over one year but not more than five years	2,012	(171)	1,841	148	1,750	(135)	1,615	156
Over five years	381	(44)	337	22	284	(32)	252	21
Total	3,726	(325)	3,401	256	3,164	(258)	2,906	246

The impairment allowance for uncollectable finance lease receivables amounted to £87m (2017: £57m).

Finance lease liabilities

The Barclays Group leases items of property, plant and equipment on terms that meet the definition of finance leases. Finance lease liabilities are included within Note 24.

As at 31 December 2018, the total future minimum payments under finance leases were £22m (2017: £20m). The carrying amount of assets held under finance leases was £19m (2017: £9m).